Common Stock Repurchase Program (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock Repurchase Program [Abstract]
Summary of Stock Repurchase Programs [Table Text Block]
The following chart summarizes the Company's stock repurchase programs as approved by the Board of Directors in effect for the periods ended December 31, 2011 through December 31, 2013 (in thousands):

Date Approved	Amount Approved	Term Date	Remaining Repurchase Authority
May 3, 2010	$200,000	May 3, 2012	$—
May 26, 2011	$100,000	December 31, 2012	$—
February 21, 2012	$200,000	February 28, 2014	$—
September 12, 2012	$350,000	December 31, 2014	$—
December 4, 2013	$500,000	December 31, 2015	$500,000